Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Non-Current Assets - Intangibles

At June 30, 2024	Intellectual Property Assets A$	Goodwill A$	Total A$
Cost or fair value	26,094,543	109,962	26,204,505
Accumulated amortization	(17,963,568)	—	(17,963,568)

Net book amount	8,130,975	109,962	8,240,937

Fiscal Year ended June 30, 2025
Opening net book amount	8,130,975	109,962	8,240,937
Exchange differences	820,519	—	820,519
Additions	225,414	—	225,414
Amortization charge	(2,086,441)	—	(2,086,441)

Closing net book amount	7,090,467	109,962	7,200,429

At June 30, 2025
Cost or fair value	29,416,552	109,962	29,526,514
Accumulated amortization	(22,326,085)	—	(22,326,085)

Net book amount	7,090,467	109,962	7,200,429

Fiscal Year ended June 30, 2026
Opening net book amount	7,090,467	109,962	7,200,429
Exchange differences	(471,218)	—	(471,218)
Additions	—	—	—
Amortization charge	(2,145,620)	—	(2,145,620)
Impairment	(3,090,650)	—	(3,090,650)

Closing net book amount	1,382,979	109,962	1,492,941

At June 30, 2026
Cost or fair value	27,214,874	109,962	27,324,836
Accumulated amortization and impairment	(25,831,895)	—	(25,831,895)

Net book amount	1,382,979	109,962	1,492,941